Earnings Per Share	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Earnings Per Share
Note 18. Earnings Per Share
Earnings per share ("EPS") is calculated using the two-class method pursuant to the issuance of our Series A Preferred Stock. Our Series A Preferred Stock is considered a participating security because holders of the Series A Preferred Stock will also be entitled to such dividends paid to holders of Common Stock to the same extent on an as-converted basis. The two-class method requires an allocation of earnings to all securities that participate in dividends with common shares, such as our Series A Preferred Stock, to the extent that each security may share in the entity’s earnings. Basic earnings per share are then calculated by dividing undistributed earnings allocated to common stock by the weighted average number of common shares outstanding for the period. The Series A Preferred Stock is not included in the computation of basic earnings per share in periods in which we have a net loss, as the Series A Preferred Stock is not contractually obligated to share in our net losses.
Diluted earnings per share for the three months ended March 31, 2023 and 2022 is calculated using the more dilutive of the two-class or if-converted methods. The two-class method uses net income available to common shareholders and assumes conversion of all potential shares other than the participating securities. The if-converted method uses net income and assumes conversion of all potential shares including the participating securities.
The details of the EPS calculations for the three months ended March 31, 2023 and 2022 are as follows:

	Three Months Ended March 31,
	2023	2022
	(Dollars in millions except per share)
Basic earnings per share:
Net income	$81	$88
Less: preferred stock dividend	(40)	(38)
Net income available for distribution	41	50
Less: earnings allocated to participating securities	(32)	(40)
Net income available to common shareholders	$9	$10
Weighted average common shares outstanding - Basic	64,896,081	64,538,527
EPS – Basic	$0.13	$0.15

Diluted earnings per share:
Method used:	Two-class	Two-class
Weighted average common shares outstanding - Basic	64,896,081	64,538,527
Dilutive effect of unvested RSUs and other contingently issuable shares	1,074,642	193,563
Weighted average common shares outstanding – Diluted	65,970,723	64,732,090
EPS – Diluted	$0.13	$0.15